USAA GNMA TRUST® FUND SHARES
USAA GNMA TRUST ADVISER SHARES
SUPPLEMENT DATED DECEMBER 1, 2011
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2011

Effective on or about January 29, 2012, the name of the USAA GNMA Trust will change to the “USAA Government Securities Fund,” and the Fund's investment strategy to normally invest at least 80% of its assets in GNMA securities backed by the full faith and credit of the U.S. government will be revised to the following:

The Fund's principal investment strategy is to normally invest at least 80% of its net assets in government securities, including, but not limited to U.S. Treasury bills, notes and bonds; Treasury Inflation Protected Securities (TIPS), U.S. government agency collateralized mortgage obligations and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued or guaranteed by the U.S. Treasury), including but not limited to Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer's Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days' notice to shareholders.

Series, GNMA Trust
USAA GNMA TRUST

The Fund's principal investment strategy is to normally invest at least 80% of its net assets in government securities, including, but not limited to U.S. Treasury bills, notes and bonds; Treasury Inflation Protected Securities (TIPS), U.S. government agency collateralized mortgage obligations and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued or guaranteed by the U.S. Treasury), including but not limited to Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer's Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days' notice to shareholders.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Dec 21, 2011
Registration Statement Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
SupplementTextBlock	usaa_Supplementtextblock
USAA GNMA TRUST® FUND SHARES
USAA GNMA TRUST ADVISER SHARES
SUPPLEMENT DATED DECEMBER 1, 2011
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2011

Effective on or about January 29, 2012, the name of the USAA GNMA Trust will change to the “USAA Government Securities Fund,” and the Fund's investment strategy to normally invest at least 80% of its assets in GNMA securities backed by the full faith and credit of the U.S. government will be revised to the following:

The Fund's principal investment strategy is to normally invest at least 80% of its net assets in government securities, including, but not limited to U.S. Treasury bills, notes and bonds; Treasury Inflation Protected Securities (TIPS), U.S. government agency collateralized mortgage obligations and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued or guaranteed by the U.S. Treasury), including but not limited to Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer's Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days' notice to shareholders.